DERIVATIVE FINANCIAL INSTRUMENTS (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Dividend yield	0.00%	0.00%
Expected life	2 years	2 years
Minimum
Expected volatility	307.00%	307.00%
Quoted market price	$ 0.125	$ 0.125
Maximum
Expected volatility	311.00%	311.00%
Quoted market price	$ 0.155	$ 0.155
Derivative Liability
Dividend yield	0.00%
Derivative Liability | Minimum
Expected volatility	232.90%
Weighted average risk-free interest rate	0.10%
Expected life	3 months
Quoted market price	$ 0.029
Derivative Liability | Maximum
Expected volatility	334.90%
Weighted average risk-free interest rate	0.13%
Expected life	1 year 8 months 11 days
Quoted market price	$ 0.029
Level 3
Derivative liability	$ 6,582,252	$ 8,836,514	$ 0
Change in fair value of derivative liabilities	$ 176,790	$ 4,868,537